UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 148.6%
Economic Development Revenue — 3.5%
Minneapolis Development, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 1A	$580,000	$632,003
4.88%, 12/1/18, Series 1A	610,000	662,216
5.13%, 6/1/22, Series 2A	500,000	540,935
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, 5.65%, 6/1/27	500,000	567,575

		2,402,729
Education Revenue — 22.9%
Anoka County, Charter School Lease, Series A, 5.00%, 6/1/43 ê	290,000	296,606
Baytown Township, St. Croix Preparatory Academy Project, Series A, 7.00%, 8/1/38	900,000	966,429
Duluth Housing & Redevelopment Authority, Public Schools Academy, Series A, 5.60%, 11/1/30	1,000,000	1,050,130
Higher Education Facilities, Augsburg College,
5.00%, 5/1/23, Series 6C	500,000	512,685
5.00%, 5/1/28, Series 6J1	1,800,000	1,862,478
Higher Education Facilities, Bethel University, Series 6R
5.50%, 5/1/27	1,000,000	1,063,510
5.50%, 5/1/37	200,000	210,628
Higher Education Facilities, College of Art & Design, Series 6K, 5.00%, 5/1/26	1,000,000	1,043,140
Higher Education Facilities, Macalester College, Series 7-S, 4.00%, 5/1/43 ê	600,000	639,732
Higher Education Facilities, St. Benedict College, Series 5, 4.13%, 3/1/16	100,000	107,071
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 7A	1,000,000	1,141,320
5.25%, 4/1/39, Series 6X	700,000	791,770
Minneapolis, University Gateway Project, 4.50%, 12/1/31	2,000,000	2,089,880
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	1,365,000	1,355,568
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series A, 6.38%, 9/1/31	650,000	720,200
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, 5.00%, 10/1/24	500,000	557,315
University of Minnesota, Series A, 5.25%, 12/1/29	1,000,000	1,248,460

		15,656,922
General Obligations — 9.4%
Burnsville Independent School District Number 191, Alternative Facilities, Series A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,858,160
Minnesota State, Highway & Various Purpose, 5.00%, 8/1/25	3,000,000	3,504,120
Puerto Rico Commonwealth, Series A, 5.75%, 7/1/41	1,000,000	1,071,980
		6,434,260
Healthcare Revenue — 41.3%
Center City Health Care Facilities, Hazelden Foundation Project, 5.00%, 11/1/41	300,000	331,311
Cuyuna Range Hospital District, Health Facilities,
5.00%, 6/1/29	1,000,000	1,050,080
5.50%, 6/1/35	1,000,000	1,016,540
Glencoe Health Care Facilities, Glencoe Regional Health Services Project, 5.00%, 4/1/31	1,100,000	1,114,685
Maple Grove Health Care Facilities, North Memorial Health Care, 5.00%, 9/1/35	2,000,000	2,057,300
Maple Grove Health Care Systems, Maple Grove Hospital, 5.25%, 5/1/25	1,000,000	1,075,150
Marshall Medical Center, Weiner Medical Center Project, Series A (Pre-refunded 11/1/13 @ 100), 6.00%, 11/1/28 ¯	750,000	785,460
Minneapolis Health Care Facilities, Walker Campus Project, 4.75%, 11/15/28 ¥	900,000	930,303
Minneapolis Health Care Systems, Fairview Health Services, Series A, 6.63%, 11/15/28	1,800,000	2,197,494
Minnesota Agricultural & Economic Development Board, Essentia Health, Series E (AGC), 5.00%, 2/15/37	3,750,000	4,107,075
Minnesota Agricultural & Economic Development Board, Health Care System, Series A (NATL), 5.75%, 11/15/26	35,000	35,073
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C, 6.20%, 12/1/22 ¥	1,000,000	1,002,020
Pine City Health Care & Housing, North Branch, Series A (GNMA), 4.80%, 10/20/26	1,000,000	1,029,240
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series B, 5.70%, 8/1/36	500,000	506,385

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
Shakopee Health Care Facilities, St. Francis Regional Medical Center, 5.25%, 9/1/34	$1,000,000	$1,023,790
St. Cloud Health Care, CentraCare Health System, Series A, 5.13%, 5/1/30	500,000	566,990
St. Louis Park Health Care Facilities, Park Nicollet Health Services, 5.75%, 7/1/39	1,500,000	1,725,480
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A1, 5.25%, 11/15/29	1,175,000	1,346,056
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, 5.25%, 5/15/36	1,430,000	1,514,670
St. Paul Housing & Redevelopment Authority, HealthEast Project, 6.00%, 11/15/30	550,000	583,864
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33 ¥	909,199	944,849
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A, 5.25%, 10/1/42	650,000	657,969
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25, Series A	100,000	104,747
5.88%, 5/1/30, Series A	500,000	520,810
6.00%, 5/1/30, Series B	900,000	940,662
West St. Paul Health Care Facilities, Walker Thompson Hill Project, Series A, 7.00%, 9/1/46	1,000,000	1,100,100

		28,268,103

Housing Revenue — 20.4%
Coon Rapids Multifamily Housing, Margaret Place Apartments, Series A, 6.25%, 5/1/18 ¥	335,000	335,281
Coon Rapids Multifamily Housing, Tralee Terrace Apartments (FHLMC), 4.50%, 6/1/26	1,700,000	1,900,447
Cottage Grove Senior Housing, Cottage Grove Project, Series A, 5.00%, 12/1/31 ¥	465,000	470,826
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,032,990
Minneapolis Housing, Keeler Apartments Project, Series A, 5.00%, 10/1/37	750,000	752,183
Minneapolis Multifamily Housing, Vantage Flats Project (AMT) (GNMA), 5.20%, 10/20/48	970,000	1,005,473
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	580,903	599,846
Minnesota Housing Finance Agency, Homeownership Finance, Series D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	150,000	170,756
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, 5.00%, 8/1/31	1,230,000	1,442,138
Minnesota Housing Finance Agency, Rental Housing, 5.05%, 8/1/31	355,000	403,788
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series D	2,520,000	2,631,384
5.65%, 7/1/33, Series B	880,000	926,244
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	700,000	703,500
Moorhead Senior Housing, Sheyenne Crossing Project, 5.65%, 4/1/41 ¥	800,000	813,408
Wayzata Senior Housing Revenue, Folkestone Senior Living Community, Series 2012A, 6.00%, 5/1/47	220,000	236,405
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28 ¥	520,000	532,251

		13,956,920

Industry Development Revenue — 2.9%
St. Paul Port Authority, Solid Waste Disposal, Series 7 (AMT), 4.50%, 10/1/37	1,950,000	1,993,485
Leasing Revenue — 6.8%
Andover Economic Development Authority, Public Facility, Community Center (Crossover Refunded 2/1/14 @ 100),z
5.13%, 2/1/24	100,000	104,790
5.13%, 2/1/24	150,000	157,185
Duluth Capital Appreciation Independent School District Number 709, Series A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 3.31%, 2/1/28 °	1,000,000	575,130
Pine County Housing & Redevelopment Authority, Series A, 5.00%, 2/1/31	1,000,000	1,137,410
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	400,000	438,464
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1, 5.00%, 8/1/36	1,000,000	1,026,540
State of Minnesota General Fund, Series B, 3.00%, 3/1/30	1,200,000	1,226,304

		4,665,823

Miscellaneous Revenue — 7.0%
Minneapolis, National Marrow Donor Program, 4.25%, 8/1/20	1,000,000	1,063,170
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series A, 5.00%, 8/1/30	460,000	533,131
Tobacco Securitization Authority, Series B, 5.25%, 3/1/31	2,845,000	3,203,498

		4,799,799

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
Recreation Authority Revenue — 0.6%
Moorhead Golf Course, Series B, 5.88%, 12/1/21 ¥	$430,000	$430,327
Tax Revenue — 3.8%
Minneapolis Tax Increment, Grant Park Project, 5.35%, 2/1/30	1,000,000	974,720
Minneapolis Tax Increment, St. Anthony Falls Project, 5.65%, 2/1/27 ¥	450,000	452,840
Virgin Islands Public Finance Authority, Series B, 5.00%, 10/1/25	1,050,000	1,163,137

		2,590,697

Transportation Revenue — 2.9%
St. Paul Metropolitan Airports Commission, Series D (AMT), 4.00%, 1/1/23	1,840,000	1,983,446

Utility Revenue — 27.1%
Buffalo Capital Appreciation Water & Sewer, Series B, Zero Coupon Bond (MSCP)
1.52%, 10/1/21 °	1,800,000	1,463,238
1.68%, 10/1/22 °	1,800,000	1,378,566
1.86%, 10/1/23 °	1,800,000	1,294,020
Northern Municipal Power Agency, Minnesota Electric System, Series A (AGC)
5.00%, 1/1/20	750,000	884,925
5.00%, 1/1/21	1,000,000	1,176,660
Puerto Rico Commonwealth Aqueduct & Sewer, Series A, 6.00%, 7/1/38	600,000	635,490
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/1/40	1,000,000	1,034,070
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL)
2.02%, 1/1/19 °	8,600,000	7,609,796
2.83%, 1/1/23 °	1,100,000	828,509
2.99%, 1/1/24 °	3,050,000	2,194,872

		18,500,146

Total Municipal Long-Term Investments (Cost: $90,795,824)		101,682,657

Total Investments ▲— 148.6% (Cost: $90,795,824)		101,682,657

Preferred Shares at Liquidation Value — (45.4)%		(31,100,000)

Other Assets and Liabilities, Net — (3.2)%		(2,166,210)

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$68,416,447

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of November 30, 2012, the fund held no internally fair valued securities.

ê	Security purchased on a when-issued basis. On November 30, 2012, the total cost of investments purchased on a when-issued basis was $931,623 or 1.4% of total net assets.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2012, the fair value of these investments was $5,912,105 or 8.6% of total net assets applicable to outstanding common shares.

z	Crossover refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2012.

▲	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $90,795,824. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,914,664
Gross unrealized depreciation.	(27,831)

Net unrealized appreciation.	$10,886,833

AGC—Assured Guaranty Corporation

AMT—Alternative Minimum Tax. As of November 30, 2012, the aggregate fair value of securities subject to the AMT was $12,008,022, which represents 17.6% of total net assets applicable to common shares.

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MSCP—Minnesota State Credit Program

MSDCEP—Minnesota School District Credit Enhancement Program

NATL—National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments were classified as follows:

Investments	Level 1	Level 2	Level 3	Total Fair Value
Municipal Long-Term Investments	$—	$101,682,657	$—	$101,682,657

Total Investments	$—	$101,682,657	$—	$101,682,657

During the period ended November 30, 2012, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 28, 2013